Other current financial assets (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of financial assets [abstract]
Schedule of Other Current Financial Assets

(CHF in millions)	6/30/2025	12/31/2024

Credit cards	22.3	12.7
Deposits	17.3	18.1
Other current financial assets	12.3	25.5
Other current financial assets at amortized cost	51.8	56.4
Other current financial assets at fair value through profit and loss	—	—
Other current financial assets	51.8	56.4